Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 22, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Mar. 31, 2021	Feb. 03, 2021	Feb. 06, 2020	Dec. 31, 2019	Jan. 28, 2016
Subsequent Event [Line Items]
Aggregate principal amount of debt issued			$ 2,926,633		$ 2,880,369
Debt Instrument, Interest Rate, Stated Percentage						5.75%	4.00%
Proceeds received from term loans		$ 598,500	$ 598,500	$ 599,250
3 5/8% Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.58%
3 5/8% Senior Notes [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued	$ 550,000
Debt Instrument, Interest Rate, Stated Percentage	3.625%
Proceeds received from term loans	$ 542,500
5 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued									$ 400,000
Debt Instrument, Interest Rate, Stated Percentage			5.75%					5.75%	5.75%
5 3/4% Senior Notes [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Debt instrument redemption amount	$ 650,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Debt instrument redemption date	Feb. 03, 2021